Victory Pioneer High Yield VCT Portfolio Fees and Expenses - Victory Pioneer High Yield VCT Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]	The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay fees and expenses relating to any variable annuity contract or variable life insurance policy (“Variable Contract”) that offers the Fund as an investment option, which are not reflected in the table and example below. If Variable Contract fees and expenses were reflected, the fees in the table would be higher.
Shareholder Fees Caption [Optional Text]	Shareholder Fees <br/>(paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example does not include the fees and charges related to the Variable Contracts that offer the Fund as an investment option. If these fees and charges were reflected, the expenses would be higher. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be: